Condensed Financial Information of the Parent Company - Schedule of Parent Company Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares par value (in Dollars per share)	$ 0.00005	$ 0.00005
Ordinary shares authorized (in Shares)	1,000,000,000	1,000,000,000
Ordinary shares issued (in Shares)	55,235,284	31,949,038
Ordinary shares outstanding (in Shares)	55,235,284	31,949,038
Preferred shares par value (in Dollars per share)	$ 0.00005	$ 0.00005
Preferred shares authorized (in Shares)	3,700,000	3,700,000
Preferred shares issued (in Shares)	3,700,000	3,700,000
Preferred shares outstanding (in Shares)	3,700,000	3,700,000